Income Tax (Credit) Expense - Tax Charge Reconciled to Profit (Loss) Before Taxation Per the Consolidated Statements of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before taxation	¥ (482,247)	$ (73,907)	¥ (112,617)	¥ (7,013)
Tax at the domestic income tax rate of 25%	(120,562)	(18,477)	(28,154)	(1,753)
Tax effect of expenses not deductible for tax purpose	1,846	283	3,318	3,169
Recognition of tax losses previously not recognized	0	0	0	(1,540)
Effect of tax exemption and reliefs granted to PRC subsidiaries	33,951	5,203	8,458	1,093
Change in unrecognized on deferred tax assets	3,938	604	8,631
Decrease in opening deferred tax liability resulting from a decrease in applicable tax rate	(2,374)	(364)
Income tax expense (credit)	¥ (83,201)	$ (12,751)	¥ (7,747)	¥ 969